State Street SP 500 Index VIS Fund Investment Objectives and Goals - State Street SP 500 Index VIS Fund	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	State Street S&P 500Index V.I.S. Fund
Objective [Heading]	Investment Objectives
Objective, Primary [Text Block]	The investment objectives of the State Street S&P 500 Index V.I.S. Fund (the “Fund”) are growth of capital and accumulation of income that corresponds to the investment return of the S&P 500® Index.